MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.            MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral	Construction	Plant and	Exploration and
	properties	in progress	equipment	evaluation assets	Total

Year ended December 31, 2017
Cost
Balance, January 1, 2017	$382,294	$633,181	$21,064	$242,788	$1,279,327
Additions	—	324,641	297	3,928	328,866
Transfer from construction in progress to inventory	—	(8,192)	—	—	(8,192)
Transfer from construction in progress to plant and equipment	—	(523,488)	523,488	—	—
Transfer from construction in progress to mineral properties	420,419	(420,419)	—	—	—
Reversal (recoveries) of BCMETC	4,806	—	—	(253)	4,553
Balance, December 31, 2017	$807,519	$5,723	$544,849	$246,463	$1,604,554

Accumulated depreciation and depletion
Balance, January 1, 2017	$—	$—	$8,870	$—	$8,870
Depreciation and depletion	14,924	—	15,900	—	30,824
Balance, December 31, 2017	$14,924	$—	$24,770	$—	$39,694
Net book value - December 31, 2017	$792,595	$5,723	$520,079	$246,463	$1,564,860
Year ended December 31, 2018
Cost
Balance, January 1, 2018	$807,519	$5,723	$544,849	$246,463	$1,604,554
Additions	641	17,935	1,199	5,544	25,319
Transfer from construction in progress to plant and equipment	—	(10,008)	10,008	—	—
Transfer from construction in progress to mineral properties	4,467	(4,467)	—	—	—
Balance, December 31, 2018	$812,627	$9,183	$556,056	$252,007	$1,629,873

Accumulated depreciation and depletion
Balance, January 1, 2018	$14,924	$—	$24,770	$—	$39,694
Depreciation and depletion	36,066	—	31,194	—	67,260
Balance, December 31, 2018	$50,990	$—	$55,964	$—	$106,954
Net book value - December 31, 2018	$761,637	$9,183	$500,092	$252,007	$1,522,919

(a)	Mineral properties

Mineral properties consist solely of the Brucejack Mine.

(b)	Plant and equipment

During the year ended December 31, 2018,  $67,260 (2017 - $28,862) of depreciation and depletion was recognized in the statement of earnings (loss) and nil (2017 - $1,962) was capitalized within construction in progress.

(c)	Exploration and evaluation assets

Exploration and evaluation assets consists of the Snowfield Project and regional drilling and exploration work on the Bowser Claims.